Certnys

13003457

NYSE EURONEXT

1-35972

Received SEC

OCT 29 2013

Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

October 29, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Ashford Hospitality Prime, Inc., Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on October 23, 2013. Tentative listing date – November 6, 2013.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com